Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(6)
Premises
and
Equipment

Premises and equipment are comprised of the following as of
December
31:

	20 16	2015

Land	$9,668,722	$9,696,723
Building	25,239,165	23,927,467
Furniture, Fixtures and Equipment	12,461,043	12,154,375
Leasehold Improvements	653,939	993,618
Construction in Progress	1,530,359	1,170,050

	49,553,228	47,942,233
Accumulated Depreciation	(21,583,968)	(21,488,703)

	$27,969,260	$26,453,530

Depreciation charged to operations totaled
$1,574,249
in
2016,
$1,657,229
in
2015,
and
$1,595,253
in
2014.

Certain Company facilities and equipment are leased under various operating leases. Rental expense approximated
$437,000
for
2016,
$560,000
for
2015,
and
$613,000
for
2014.

Future minimum rental payments as of
December
31,
2016
are as follows:

Year Ending December 31	Amount

2017	$39,820

$39,820